Other operating expense - Schedule of Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Malian regulatory settlement (Note 9)	$ (16,795)	$ 0
Non-capital exploration	(8,029)	(3,461)
Other	(4,280)	(4,700)
Other expense (Note 16)	$ (29,104)	$ (8,161)